Lines Of Credit - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Unused lines of credit	$ 1,016.9	$ 763.2